Derivative financial instruments	6 Months Ended
Jun. 30, 2026
Derivative Financial Instruments [Abstract]
Derivative financial instruments	Note 11: Derivative financial instruments

	At 30 June 2026		At 31 December 2025
	Fair value of assets £m	Fair value of liabilities £m	Fair value of assets £m	Fair value of liabilities £m

Trading and other
Exchange rate contracts	7,976	7,244	7,594	6,454
Interest rate contracts	12,215	9,538	11,797	8,924
Credit derivatives	65	194	75	170
Equity, commodity and other contracts	461	586	236	294
	20,717	17,562	19,702	15,842
Hedging
Derivatives designated as fair value hedges	3	244	12	253
Derivatives designated as cash flow hedges	11	20	13	37
	14	264	25	290
Total recognised derivative assets/liabilities	20,731	17,826	19,727	16,132